Schedule of Investments
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.52%
Australia–3.35%
ALS Ltd.	1,109,655	$18,921,245
Cochlear Ltd.	120,323	22,427,410
Computershare Ltd.	1,438,446	32,667,911
Woolworths Group Ltd.	542,194	11,635,690
		85,652,256
Austria–1.09%
ANDRITZ AG	322,242	27,881,787
Brazil–6.40%
Itausa S.A., Preference Shares	14,619,374	37,946,064
Odontoprev S.A.	4,883,724	10,430,489
Raia Drogasil S.A.	8,145,533	37,920,395
TOTVS S.A.	2,740,853	23,212,165
WEG S.A.	5,505,927	54,109,837
		163,618,950
Canada–2.48%
CCL Industries, Inc., Class B	484,117	29,175,369
Metro, Inc.	252,110	16,735,742
Sprott, Inc.	141,268	17,330,758
		63,241,869
China–2.04%
Chow Tai Fook Jewellery Group Ltd.	13,285,000	24,416,366
Tingyi Cayman Islands Holding Corp.	18,340,000	27,796,654
		52,213,020
Denmark–1.79%
ChemoMetec A/S	261,477	25,271,198
Pandora A/S	254,137	20,570,772
		45,841,970
Finland–2.03%
Elisa OYJ	614,346	27,175,602
Wartsila OYJ Abp	610,187	24,736,986
		51,912,588
France–6.21%
Alten S.A.	229,463	22,494,462
Gaztransport Et Technigaz S.A.	138,408	29,819,779
Interparfums S.A.	647,203	19,702,793
Lectra	484,942	13,001,585
Legrand S.A.	211,976	33,843,626
Neurones	530,198	25,325,820
Thermador Groupe	92,622	8,644,128
Vetoquinol S.A.	57,661	5,940,269
		158,772,462
Germany–5.76%
Atoss Software SE	88,141	10,158,154
Carl Zeiss Meditec AG, BR	954,567	31,681,591
CTS Eventim AG & Co. KGaA	445,377	37,429,932
FUCHS SE, Preference Shares	549,949	23,772,572
Knorr-Bremse AG	378,219	44,038,008
		147,080,257
Shares		Value
Hong Kong–0.91%
HKT Trust & HKT Ltd.	15,449,000	$23,152,184
Indonesia–3.11%
PT Indofood CBP Sukses Makmur Tbk	39,124,200	18,565,587
PT Selamat Sempurna Tbk	95,660,900	9,958,224
PT Telkom Indonesia (Persero) Tbk	149,732,100	32,006,766
PT United Tractors Tbk	12,210,700	19,022,521
		79,553,098
Italy–2.26%
Interpump Group S.p.A.	415,606	24,111,396
Recordati Industria Chimica e Farmaceutica S.p.A.	609,263	33,569,979
		57,681,375
Japan–19.99%
As One Corp.	488,652	7,340,028
Azbil Corp.	4,624,800	40,474,886
Disco Corp.	134,600	57,373,331
Fujimi, Inc.	1,065,500	18,834,521
Fukui Computer Holdings, Inc.	470,400	9,627,712
Funai Soken Holdings, Inc.	979,200	7,097,934
JCU Corp.	193,100	7,058,245
Katitas Co. Ltd.	929,300	18,361,634
Kikkoman Corp.	4,075,700	36,867,004
MEITEC Group Holdings, Inc.	1,184,558	26,497,231
MISUMI Group, Inc.	810,700	13,401,102
NOF Corp.	907,300	17,524,027
Nomura Research Institute Ltd.	431,100	13,114,228
NSD Co. Ltd.	639,694	13,426,092
OBIC Business Consultants Co. Ltd.	351,300	15,561,910
OBIC Co. Ltd.	1,185,500	32,949,726
Olympus Corp.	2,478,600	29,605,649
Seria Co. Ltd.	1,090,100	25,901,545
Shimano, Inc.	229,700	26,182,923
SHO-BOND Holdings Co. Ltd.	2,398,000	21,526,241
Sysmex Corp.	1,175,600	11,123,837
TKC Corp.	626,918	16,483,625
Toyo Suisan Kaisha Ltd.	373,000	26,630,900
USS Co. Ltd.	1,604,596	17,729,708
		510,694,039
Mexico–2.05%
Gruma S.A.B. de C.V., Class B	1,695,362	30,528,351
Regional S.A.B. de C.V.	2,444,437	21,817,538
		52,345,889
Netherlands–0.89%
IMCD N.V.	243,412	22,752,308
South Africa–0.29%
Hudaco Industries Ltd.	599,428	7,533,967
South Korea–2.12%
Coway Co. Ltd. (Acquired 05/02/2024-01/06/2026; Cost $24,001,371)(a)(b)	531,459	30,750,300
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
South Korea–(continued)
NICE Information Service Co. Ltd.	547,010	$6,577,191
Park Systems Corp.	80,025	16,810,439
		54,137,930
Sweden–6.72%
Addtech AB, Class B	719,710	23,368,252
Hexpol AB	2,356,767	19,289,397
Karnov Group AB(a)	1,433,826	15,754,267
Loomis AB	593,560	24,630,506
MIPS AB(c)	238,104	7,411,238
Mycronic AB	1,382,281	31,817,495
Svenska Handelsbanken AB, Class A	3,141,942	49,532,879
		171,804,034
Switzerland–8.75%
BKW AG(a)	136,311	25,771,140
Cembra Money Bank AG	198,180	25,333,740
Partners Group Holding AG	60,182	82,060,802
Sika AG	102,516	19,671,844
Tecan Group AG, Class R(a)	176,032	31,014,222
VZ Holding AG	202,229	39,639,144
		223,490,892
Taiwan–2.84%
Advantech Co. Ltd.	3,725,726	35,160,422
Nien Made Enterprise Co. Ltd.	2,767,000	37,333,132
		72,493,554
United Kingdom–14.01%
Bunzl PLC	1,482,290	41,567,957
Diploma PLC	249,548	18,179,980
Greggs PLC(d)	953,356	20,976,860
Halma PLC	40,050	1,945,172
Hill & Smith PLC	667,503	20,396,884
Howden Joinery Group PLC	2,688,768	30,802,283
IMI PLC	860,244	32,484,773
Intertek Group PLC	473,721	29,061,669
Rathbones Group PLC	527,085	15,954,053
Rightmove PLC	3,132,017	21,201,893
Shares		Value
United Kingdom–(continued)
Rotork PLC	6,881,373	$33,393,586
Spirax Group PLC	564,363	56,235,593
Weir Group PLC (The)	807,819	35,680,328
		357,881,031
United States–3.43%
Allegion PLC	116,042	19,192,186
ICON PLC(a)	171,839	30,973,980
PriceSmart, Inc.(d)	161,180	22,921,408
Tenaris S.A., ADR(d)	330,604	14,645,757
		87,733,331
Total Common Stocks & Other Equity Interests (Cost $1,831,173,819)		2,517,468,791
Money Market Funds–0.49%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f)	4,377,887	4,377,887
Invesco Treasury Portfolio, Institutional Class, 3.57%(e)(f)	8,130,362	8,130,362
Total Money Market Funds (Cost $12,508,249)		12,508,249
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.01% (Cost $1,843,682,068)		2,529,977,040
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.27%
Invesco Private Government Fund, 3.65%(e)(f)(g)	8,977,864	8,977,864
Invesco Private Prime Fund, 3.80%(e)(f)(g)	23,321,963	23,328,960
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,306,824)		32,306,824
TOTAL INVESTMENTS IN SECURITIES—100.28% (Cost $1,875,988,892)		2,562,283,864
OTHER ASSETS LESS LIABILITIES–(0.28)%		(7,027,500)
NET ASSETS–100.00%		$2,555,256,364
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Restricted security. The value of this security at January 31, 2026 represented 1.20% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,110,564	$51,289,105	$(58,021,782)	$-	$-	$4,377,887	$(198,864)
Invesco Treasury Portfolio, Institutional Class	20,633,904	95,251,194	(107,754,736)	-	-	8,130,362	90,722
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,362,415	$44,712,785	$(38,097,336)	$-	$-	$8,977,864	$37,498*
Invesco Private Prime Fund	6,419,121	115,105,932	(98,196,093)	-	-	23,328,960	101,480*
Total	$40,526,004	$306,359,016	$(302,069,947)	$-	$-	$44,815,073	$30,836

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$85,652,256	$—	$85,652,256
Austria	—	27,881,787	—	27,881,787
Brazil	163,618,950	—	—	163,618,950
Canada	63,241,869	—	—	63,241,869
China	—	52,213,020	—	52,213,020
Denmark	—	45,841,970	—	45,841,970
Finland	—	51,912,588	—	51,912,588
France	—	158,772,462	—	158,772,462
Germany	—	147,080,257	—	147,080,257
Hong Kong	—	23,152,184	—	23,152,184
Indonesia	—	79,553,098	—	79,553,098
Italy	—	57,681,375	—	57,681,375
Japan	—	510,694,039	—	510,694,039
Mexico	52,345,889	—	—	52,345,889
Netherlands	—	22,752,308	—	22,752,308
South Africa	—	7,533,967	—	7,533,967
South Korea	—	54,137,930	—	54,137,930
Sweden	—	171,804,034	—	171,804,034
Switzerland	—	223,490,892	—	223,490,892
Taiwan	—	72,493,554	—	72,493,554
United Kingdom	—	357,881,031	—	357,881,031
United States	87,733,331	—	—	87,733,331
Money Market Funds	12,508,249	32,306,824	—	44,815,073
Total Investments	$379,448,288	$2,182,835,576	$—	$2,562,283,864
Invesco International Small-Mid Company Fund